Shareholder Fees {- Consumer Staples Portfolio}	Apr. 30, 2022 USD ($)
02.28 VIP Sector Funds Investor Combo PRO-21 | Consumer Staples Portfolio
Shareholder Fees:
(fees paid directly from your investment)